SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SCHEDULE OF ANTI -DILUTED SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE
	As of July 31,
	2022	2021
Warrants	377,818	377,818
Stock options	11,118	12,892
Total	388,936	390,710

	As of October 31,
	2021	2020
Warrants	377,818	4,971
Stock options	11,192	12,647
Restricted stock units	-	69
Total	389,010	17,687

Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT
Computers and Software	33%
Lab Equipment	15%
Office Furniture and Equipment	7%